Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Cash and Short Term Deposits [Abstract]
Cash	RM 474,716	$ 106,191	RM 823,524
Pledged Deposits	1,179,430	263,831	1,136,256
Total	RM 1,654,146	$ 370,022	RM 1,959,780